Cover	Oct. 07, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Oct. 07, 2026
Registrant Name	CISCO SYSTEMS, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39940
Entity Tax Identification Number	77-0059951
Entity Address, Postal Zip Code	95134-1706
Entity Address, State or Province	CA
Entity Address, Address Line One	170 West Tasman Drive
Entity Address, City or Town	San Jose
City Area Code	408
Local Phone Number	526-4000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	CSCO
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Flag	false
Central Index Key	0000858877